Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Provisions and contingent liabilities
Breakdown of provisions by nature

The table below presents the breakdown of provisions by nature and their changes:

Provisions	Balance as of 12/31/2023	Additions	Reversals (1)	Payments/ write-offs	Interest	Balance as of 12/31/2024
IRPJ and CSLL (a.1)	636,167	949	(15,124)	(610,534)	21,488	32,946
Tax	107,172	41,474	(72,427)	(10,002)	867	67,082
Civil, environmental and regulatory claims	150,258	66,215	(19,002)	(35,519)	20	161,972
Provision for indemnities (a.2)	203,780	19,519	(6,081)	(12,959)	2,549	206,808
Labor	59,144	18,468	(16,447)	(7,764)	768	54,169
Others	147,609	7,564	(15,148)	(6,684)	2,040	135,383
Total	1,304,130	154,189	(144,229)	(683,462)	27,732	658,360
Current	45,828					47,788
Non-current	1,258,302					610,572

(1) Of this amount, MR$ 28,612 corresponds to the reversals of updates.

Provisions	Balance as of 12/31/2022	Additions	Reversals	Payments	Interest	Acquisition of subsidiary	Balance as of 12/31/2023
IRPJ and CSLL (a.1)	559,217	14,597	(6,717)	‐	69,070	‐	636,167
Tax	68,434	46,743	(21,148)	(14,747)	27,101	789	107,172
Civil, environmental and regulatory claims	93,416	124,857	(29,402)	(39,071)	‐	458	150,258
Labor litigation	73,172	27,333	(27,308)	(16,310)	2,257	‐	59,144
Provision for indemnities (a.2)	150,820	32,691	(7,969)	‐	28,238	‐	203,780
Others	95,113	47,329	(8,031)	‐	13,198	‐	147,609
Total	1,040,172	293,550	(100,575)	(70,128)	139,864	1,247	1,304,130
Current	22,837						45,828
Non-current	1,017,335						1,258,302

Provisions	Balance as of 12/31/2021	Additions	Reversals	Payments	Interest	Acquisition of subsidiary	Balance as of 12/31/2022
IRPJ and CSLL (a.1)	552,172	7,154	(36,683)	‐	36,574	‐	559,217
Tax	84,155	35,238	(14,907)	(38,097)	2,045	‐	68,434
Civil, environmental and regulatory claims	108,761	18,326	(9,980)	(23,700)	9	‐	93,416
Labor litigation	95,460	22,663	(22,387)	(23,142)	578	‐	73,172
Provision for indemnities (a.2)	‐	150,820	‐	‐	‐	‐	150,820
Others	91,637	4,812	(3,850)	-	2,514	‐	95,113
Total	932,185	239,013	(87,807)	(84,939)	41,720		1,040,172
Current	119,942						22,837
Non-current	812,243						1,017,335

Balances of escrow deposits	Balances of escrow deposits by nature are as follows:
	12/31/2024	12/31/2023
Tax (a.1)	306,593	856,830
Labor	24,070	37,715
Civil and others	115,413	138,172
	446,076	1,032,717

Balances of Contingent liabilities (possible) by nature
Contingent liabilities (possible)	12/31/2024	12/31/2023
Tax (b.1)	4,176,046	3,148,224
Civil (b.2)	815,203	624,653
Labor	293,938	240,515
	5,285,187	4,013,392